Intangible assets - Schedule of changes in intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	€ 1,334	€ 1,198
Additions	35	50
Capitalised expenses	380	324
Amortisation	(223)	(216)
Impairments	(7)	(12)
Exchange rate differences	(9)	9
Disposals	(2)	(9)
Other changes	2	(10)
Closing balance	1,510	1,334
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	3,471
Closing balance	3,767	3,471
Accumulated amortisation
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	(2,084)
Closing balance	(2,201)	(2,084)
Accumulated impairments
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	(53)
Closing balance	(55)	(53)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	476	469
Additions		6
Impairments
Exchange rate differences	1	1
Closing balance	477	476
Goodwill | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	476
Closing balance	477	476
Goodwill | Accumulated impairments
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January
Closing balance
Software
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	855	727
Additions	35	43
Capitalised expenses	380	324
Amortisation	(223)	(215)
Impairments	(7)	(12)
Exchange rate differences	(10)	8
Disposals	(2)	(9)
Other changes	2	(10)
Closing balance	1,030	855
Software | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	2,986
Closing balance	3,281	2,986
Software | Accumulated amortisation
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	(2,079)
Closing balance	(2,197)	(2,079)
Software | Accumulated impairments
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	(52)
Closing balance	(53)	(52)
Other
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	3	2
Additions		1
Capitalised expenses
Amortisation
Impairments
Exchange rate differences
Disposals
Other changes	1
Closing balance	3	3
Other | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	8
Closing balance	9	8
Other | Accumulated amortisation
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	(4)
Closing balance	(4)	(4)
Other | Accumulated impairments
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	(2)
Closing balance	€ (1)	€ (2)